Financial performance	12 Months Ended
Jun. 30, 2024
Financial performance [Abstract]
Financial performance
Section 2.	Financial performance

2.1.	Operating segments

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. An operating segment’s operating results are reviewed regularly by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Managing Director is considered to be the CODM and is empowered by the Board to allocate resources and assess the performance of the Group.

Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Description of segments

The Company operates predominantly as a mineral exploration and development company.  The operating segments are based on the reports reviewed by the Managing Director for assessing performance and determining the allocation of resources and strategic decision making within the Group.

North America	Represents activity in the US, primarily in relation to Rhyolite Ridge and the Reno office.
Australia	Represents head office expenditure, including ASX listing costs, employee benefits, exchange gains and losses and corporate assets (predominantly cash).

Segment information provided to the CODM:

Segment information	North America			Australia			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Exploration expenditure - non core	(31)	(45)	(17)	-	-	-	(31)	(45)	(17)
Other expenses	(2,383)	(1,356)	(2,870)	(1,467)	(2,328)	(4,029)	(3,850)	(3,684)	(6,899)
Reportable segment loss	(2,414)	(1,401)	(2,887)	(1,467)	(2,328)	(4,029)	(3,881)	(3,729)	(6,916)
Employee benefits and other expenses	(2,407)	(2,043)	(1,379)	(2,937)	(3,924)	(3,677)	(5,344)	(5,967)	(5,056)
Net financing income / (expense)	(1,802)	(25)	3	3,202	3,330	3,466	1,400	3,305	3,469
Net loss before income tax	(6,623)	(3,469)	(4,263)	(1,202)	(2,922)	(4,240)	(7,825)	(6,391)	(8,503)

Segment assets
Exploration assets	187,664	152,226	118,487	-	-	-	187,664	152,226	118,487
Other assets	8,576	5,258	6,158	28,235	48,835	88,600	36,811	54,093	94,758
Total assets	196,240	157,484	124,645	28,235	48,835	88,600	224,475	206,319	213,245
Segment liabilities
Payables	4,442	7,547	8,146	142	927	816	4,584	8,474	8,962
Provisions	177	167	331	251	201	166	428	368	497
Borrowings	1,200	-	-	-	-	-	1,200	-	-
Total current liabilities	5,819	7,714	8,477	393	1,128	982	6,212	8,842	9,459
Payables	(8)	78	87	50	-	-	42	78	87
Total non-current liabilities	(8)	78	87	50	-	-	42	78	87
Total liabilities	5,811	7,792	8,564	443	1,128	982	6,254	8,920	9,546
Net assets	190,429	149,692	116,081	27,792	47,707	87,618	218,221	197,399	203,699

Major customers

The Company has no major customers and nil revenues (2023 and 2022: nil).

2024	2023	2022
$’000	$’000	$’000

2.2.	Impairment write-off

Exploration expenditure written off	(31)	(45)	(17)
Total impairment	(31)	(45)	(17)

2.3.	Other expenses

General and administrative expenses	1,668	2,751	3,319
Consulting and professional costs	1,922	881	3,407
Depreciation and amortization	260	52	173
Total other expenses	3,850	3,684	6,899

2.4.	Net finance income / (costs)

Interest income from external providers	1,293	1,484	61
Other revenue	-	26	50
Net foreign exchange gain	118	1,811	3,375
Finance income	1,411	3,321	3,486

Bank charges	(9)	(6)	(12)
Net foreign exchange loss	-	-	-
Lease interest	(2)	(10)	(5)
Finance costs	(11)	(16)	(17)
Net finance income / (costs)	1,400	3,305	3,469

Interest income is recorded at the effective interest rate applicable to the financial instrument. Interest is recognized as it accrues (using the effective interest method, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument) to the net carrying amount of the financial asset.

2.5.	Earnings per share

	2024	2023	2022
	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(7,825)	(6,391)	(8,503)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number

Issued ordinary shares - opening balance	2,098,818,267	2,091,299,420	1,896,676,204
Effect of shares issued	46,244,015	6,894,635	117,750,170

Weighted average number of ordinary shares	2,145,062,282	2,098,194,055	2,014,426,374

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,145,062,282	2,098,194,055	2,014,426,374
Effect of dilution from options and rights on issue	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,145,062,282	2,098,194,055	2,014,426,374

	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.36)	(0.30)	(0.42)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.36)	(0.30)	(0.42)

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. The effect of dilution from options and rights on issue in the financial year would be 36,820,966 (2023: 35,840,492 and 2022: 35,597,029). The impact the potential ordinary shares is treated as dilutive only when their conversion to ordinary shares would decrease EPS.